Income tax	9 Months Ended
Sep. 30, 2020
Income tax
Income tax

22      Income tax

Income tax expense is comprised of the following:

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Current tax	793	(208)	1,387	53
Total Income tax (benefit) / expense	793	(208)	1,387	53

In Nigeria, the Finance law of 2019 came into effect resulting, for the nine months ended September 30, 2020, in a minimum income tax expense of EUR 285 thousand (September 30, 2019: nil).

Income tax payables comprise the following:

	As of	As of
	September 30, 2020	December 31, 2019
Income Tax Payables	355	400
Provision for Income Tax	9,890	9,656
Total	10,245	10,056